Borrowings - Term Loan B (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding amount	$ 1,187,138		$ 1,216,400
Term Loan B
Debt Instrument [Line Items]
Debt Instrument Issuance Date	Jun. 18, 2015
Line of credit facility maximum borrowing capacity	$ 205,000
Maturity date	Jun. 18, 2020
Repayment frequency	quarterly
Debt Instrument, Periodic Payment, Percentage of Initial Principal Amount	0.25%
Initiation date	Sep. 18, 2015
Variable rate basis	LIBOR plus 4.50%
Interest rate percentage	4.50%
Outstanding amount	$ 0	$ 182,158	$ 197,824